RULE 497 DOCUMENT

The interactive data file included as an exhibit to this Rule 497(e) filing relates to, and incorporates by reference, the supplement dated December 21, 2012 to the Prospectus for Driehaus Mutual Funds that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended on December 21, 2012 (Accession No. 0001193125-12-511843).